SHARE OPTIONS AND SHARE WARRANTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($)
Disclosure of classes of share capital [line items]
Weighted-average remaining contractual life of options outstanding | yr	5.10	4.16
Share based payments charge	$ 1,109,000	$ 1,663,000	$ 1,974,000
share based payments capitalised in intangible development project assets	181,000	219,000	424,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Weighted average share price date of exercise for options exercised		2.96	4.25
Opening share price	1.73	2.94	4.38
Closing share price	1.28	1.73	2.94
Average share price	1.42
American depositary share [Member]
Disclosure of classes of share capital [line items]
Weighted average share price date of exercise for options exercised		11.84	17
Opening share price	6.93	11.76	17.5
Closing share price	5.1	$ 6.93	$ 11.76
Average share price	$ 5.66